Subsidiary undertakings and related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Basic salary and bonus	€ 7.3	€ 6.8	€ 3.5
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.6	0.6	0.5
Total key management personnel compensation excluding share-based payments	8.1	7.6	4.2
Share-based compensation expense	3.7	3.7	2.4
Total Directors' emoluments	€ 11.8	€ 11.3	6.6
Bonus (performance and target-related)			€ 0.0
Buzz (Ryanair Sun S.A.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Malta Air Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair DAC [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Lauda Europe Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair U.K. Limited [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%